Other Liabilities	3 Months Ended
Mar. 31, 2019
Other Liabilities Disclosure [Abstract]
OTHER LIABILITIES

NOTE 7 – OTHER LIABILITIES

Other liabilities consisted of the following as of March 31, 2091 and December 31, 2018:

	2019	2018

Operating lease liabilities	$209,998	$—
Other	45,000	45,000
	$254,998	$45,000